UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

(Amendment No. 1)

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

January 1, 2012 to January 31, 2012

Commission File Number of issuing entity: 333-141930-17

SLM STUDENT LOAN TRUST 2010-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141930

SLM FUNDING LLC

(Exact name of depositor as specified in its charter)

SALLIE MAE, INC.

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	04-3480392 04-3480392 54-1843973 (I.R.S. Employer Identification Nos.)

c/o The Bank of New York Mellon Trust Company, National Association

10161 Centurion Parkway

Jacksonville, Florida

32256

(Zip Code)

(Address of principal executive offices

of issuing entity)

(703) 984-5858

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A Student Loan Backed Notes	☐	☐	☑
Class B Student Loan Backed Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☑                    No ☐

Explanatory Note

SLM Student Loan Trust 2010-2 is filing this Amendment No. 1 to its Form 10-D for the monthly distribution period from January 1, 2012 to January 31, 2012, filed with the Securities and Exchange Commission on March 9, 2012 (the “Original Filing”), solely to include Exhibit 99.1, which was inadvertently omitted from the Original Filing.

This Amendment No. 1 on Form 10-D/A does not modify or update the disclosures set forth in the Original Filing.

Item 1. Distribution and Pool Performance Information.

On February 27, 2012, SLM Student Loan Trust 2010-2 (the “Trust”) made its regular monthly distribution of funds to holders of its Student Loan-Backed Notes. Sallie Mae, Inc., as the administrator, distributed the Monthly Distribution Report for the Trust for the period January 1, 2012 to January 31, 2012 to the Indenture Trustee, on behalf of the Trust’s noteholders of record. This Monthly Distribution Report is attached to this Report as Exhibit 99.1. This report as well as other information about the Trust is also available on the Administrator’s website at http://www.salliemae.com/about/investors/debtasset/slmsltrusts/. There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to the Trust for the distribution period referred to in the first sentence of this paragraph. The depositor of the Trust filed its most recent report on Form ABS-15G on February 13, 2012 (such report is available at www.sec.gov under the depositor’s CIK No. 0000949114).

PART II — OTHER INFORMATION

Item 2. Legal Proceedings. None.

Item 3. Sales of Securities and Use of Proceeds. None.

Item 4. Defaults Upon Senior Securities. None.

Item 5. Submission of Matters to a Vote of Security Holders. None.

Item 6. Significant Obligors of Pool Assets. No updates to report.

Item 7. Significant Enhancement Provider Information. No updates to report.

Item 8. Other Information.

Item 9. Exhibits.

(a) 99.1 Monthly Distribution Report for SLM Student Loan Trust 2010-2 in relation to the distribution on February 27, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the Trust has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 12, 2012	SLM STUDENT LOAN TRUST 2010-2

	By:	SALLIE MAE, INC.,
the Administrator

	By:	/s/ STEPHEN O’CONNELL
Name: Stephen O’ Connell
Title: Senior Vice President

INDEX TO EXHIBITS

Exhibit Number	Exhibit
99.1	Monthly Distribution Report for SLM Student Loan Trust 2010-2 in relation to the distribution on February 27, 2012.